Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous Assets [Abstract]
Summary of Other Assets
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Spare parts	$2,422	$2,336
Refundable deposits	1,992	1,879
Other financial assets	1,000	1,000
Deposit for mobile broadband license bidding	—	1,000
Others	2,342	2,316
	$7,756	$8,531
Current
Spare parts	$2,422	$2,336
Others	154	94
	$2,576	$2,430
Noncurrent
Refundable deposits	$1,992	$1,879
Other financial assets	1,000	1,000
Deposit for mobile broadband license bidding	—	1,000
Others	2,188	2,222
	$5,180	$6,101